Structured Entities and Derecognition of Financial Assets - Additional Information (Detail) - CAD ($) $ in Millions	Nov. 01, 2021	Oct. 31, 2021	Oct. 31, 2020
Disclosure of structured entities and derecognition of financial assets [line items]
Credit card receivables		$ 11,134	$ 11,389
Carrying amount of associated liabilities		42,592	40,151
Carrying amount of associated liabilities, fair value		85,122	76,080
Assets		837,683	769,551
Outstanding loans		454,770
Debentures principal amount	$ 300	$ 5,554	5,766
Interest rate	10.25%	2.57%
Single seller conduits [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Assets		$ 600	500
Multi seller conduits [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Assets		7,600	8,400
CIBC managed investment funds [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Assets		152,500	125,200
CIBC Structured Collateralized Debt Obligation Vehicles [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Assets		181	214
Community reinvestment act investments [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Assets		5,900	5,200
Debt and equity investments held		338	328
Credit card securitization trust [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Credit card receivables		1,700	1,700
Credit card receivables fair value		1,700	1,700
Credit card funding liabilities		1,700	1,700
Credit card funding liabilities fair value		1,700	1,700
Covered bond guarantor [member] | Legislative program [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Carrying amount of associated liabilities		23,800	19,600
Carrying amount of associated liabilities, fair value		24,000	19,700
Company managed investment funds [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Assets		50	7
Non controlling interest		14	3
Community based tax advantaged investments [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Outstanding loans		$ 92	$ 75